Fair Value Measurement - Schedule of Aggregate Fair Value of Financial Liabilities (Details) - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
SAFE Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2025	$ 4,086	$ 45,362	$ 19,736
Issuances	2,448	9,114	16,250
Change in fair value loss amount	134	328	9,376
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(6,668)	(50,718)
Balance as of June 30, 2026		4,086	45,362
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2025	171	309	248
Issuances
Change in fair value loss amount	(72)	12	61
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(99)	(150)
Balance as of June 30, 2026		171	309
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2025	111	44
Issuances		2,916	75
Change in fair value loss amount	21	(2,842)	(31)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(132)	(7)
Balance as of June 30, 2026		$ 111	$ 44